Subsequent Events (Details)	3 Months Ended
Dec. 31, 2021 USD ($)
Subsequent Events (Details) [Line Items]
Acquisition price percentage	2.50%
Annual fee (in Dollars)	$ 50,000
Total equity investment percentage	3.00%
Property expenses (in Dollars)	$ 507,272
Placement fee percentage	2.00%
Relations fees	1.75%
Net asset value percentage	1.00%
Development fee percentage	5.00%
Manager development fees percentage	5.00%
Manager remuneration (in Dollars)	$ 764,599
Development fees (in Dollars)	$ 500,000
Maple Farms [Member]
Subsequent Events (Details) [Line Items]
Fee percentage	2.00%
Maple Heights GP LLC [Member]
Subsequent Events (Details) [Line Items]
Controlling shareholders percentage	50.00%